Risk Management (Details 9) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Effect on profit for the year	$ 11,159,731	$ 14,898,096	$ 23,565,399	$ 25,541,703	$ 7,031,340
Effect on equity	$ 366,274,497	$ 308,568,592	$ 312,143,085	$ 301,163,886	$ 301,399,953	$ 301,230,605
Amman Stock Exchange [Member]
Disclosure of credit risk exposure [line items]
Change in equity price			+5%	+5%
Effect on profit for the year			$ 58,438	$ 60,718
Effect on equity			$ 58,438	$ 60,718
Saudi Stock Exchange [Member]
Disclosure of credit risk exposure [line items]
Change in equity price			+5%	+5%
Effect on profit for the year
Effect on equity			$ 616,969	$ 665,120
Qatar Stock Exchange [Member]
Disclosure of credit risk exposure [line items]
Change in equity price			+5%	+5%
Effect on profit for the year			$ 23,830	$ 25,369
Effect on equity			$ 23,830	$ 25,369
Abu Dhabi Security Exchange [Member]
Disclosure of credit risk exposure [line items]
Change in equity price			+5%	+5%
Effect on profit for the year			$ 61,470	$ 57,175
Effect on equity			$ 61,470	$ 57,175
New York Stock Exchange [Member]
Disclosure of credit risk exposure [line items]
Change in equity price			+5%	+5%
Effect on profit for the year			$ 123,518	$ 109,111
Effect on equity			$ 161,258	$ 147,031
Kuwait Stock Exchange [Member]
Disclosure of credit risk exposure [line items]
Change in equity price			+5%	+5%
Effect on profit for the year
Effect on equity			$ 2,978	$ 2,012
London Stock Exchange [Member]
Disclosure of credit risk exposure [line items]
Change in equity price			+5%
Effect on profit for the year			$ 342,797
Effect on equity			$ 342,797
Other quoted [Member]
Disclosure of credit risk exposure [line items]
Change in equity price			+5%	+5%
Effect on profit for the year			$ 480,226	$ 446,510
Effect on equity			$ 553,966	$ 507,473